Summary of Significant Accounting Policies - Property plant and equipment (Details) - Sunlight - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 15,395		$ 15,395		$ 13,817
Accumulated amortization and depreciation	(9,702)		(9,702)		(8,092)
Property and equipment, net	5,693		5,693		5,725
Accumulated amortization for capitalized internally developed software costs	8,700		8,700		7,200
Total amortization and depreciation expense on property and equipment	801	$ 815	1,610	$ 1,618
Amortized capitalized internally developed software cost	700	$ 700	$ 1,400	$ 1,500
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life			7 years
Property and equipment, Gross	555		$ 555		555
Computer hardware
Property, Plant and Equipment [Line Items]
Estimated Useful Life			5 years
Property and equipment, Gross	1,034		$ 1,034		868
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	13,385		13,385		11,973
Capitalized internally developed software costs	13,200		$ 13,200		11,800
Computer software | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			1 year
Computer software | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 421		$ 421		$ 421